CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000
Common stock, shares issued (in shares)	83,297,796
Common stock, shares outstanding (in shares)	83,297,796